Cover	May 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Great Lakes Dredge & Dock Corporation
Entity Central Index Key	0001372020
Document Period End Date	May 05, 2021
Entity File Number	001-33225
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5336063
Entity Address, Address Line One	9811 Katy Freeway, Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	364
Local Phone Number	359-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	GLDD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false